Write-down and Sale of Vessels (Details) $ in Thousands					1 Months Ended	3 Months Ended		9 Months Ended
	Nov. 01, 2019 USD ($)	Oct. 16, 2019 USD ($)	Dec. 06, 2018 USD ($)	Oct. 09, 2018 USD ($)	Jun. 30, 2018 vessel	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)
Property, Plant and Equipment [Line Items]
Write-down of vessels						$ (785)	$ 2,201	$ 785	$ 53,863
Restructuring charges						0	449	2,976	1,845
European Spirit [Member]
Property, Plant and Equipment [Line Items]
Write-down of vessels							(1,000)		(4,000)
Proceeds from Sale of Property, Plant, and Equipment			$ 15,700
African Spirit [Member]
Property, Plant and Equipment [Line Items]
Write-down of vessels							$ (1,200)		(3,900)
Proceeds from Sale of Property, Plant, and Equipment				$ 12,800
Alexander Spirit [Member]
Property, Plant and Equipment [Line Items]
Write-down of vessels						$ (800)		$ (800)	(13,000)
Napa Spirit, Pan Spirit, Camilla Spirit and Cathinka Spirit [Member]
Property, Plant and Equipment [Line Items]
Write-down of vessels									$ (33,000)
Number Of Vessels Impaired | vessel					4
LPG Carriers [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels | vessel					7
Subsequent Event [Member] | Alexander Spirit [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment	$ 11,500	$ 11,500